World Omni Auto Receivables Trust 2007-A Monthly Servicer Certificate November 30, 2007	Exhibit 99.1

Dates Covered
Collections Period	11/1/07 - 11/30/07
Interest Accrual Period	11/15/07 - 12/16/07
30/360 Days	30
Actual/360 Days	32
Distribution Date	12/17/07

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/07	862,780,448.71	50,820
Yield Supplement Overcollateralization Amount at 10/31/07	23,333,293.74	0

Receivables Balance at 10/31/07	886,113,742.45	50,820
Principal Payments	27,197,252.97	719
Defaulted Receivables	2,014,126.33	90
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/07	22,140,622.57	0

Pool Balance at 11/30/07	834,761,740.58	50,011

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	954,145,162.02	48,011
Pre-Funding Contracts added 3/29/07	211,535,619.93	10,164
Delinquent Receivables:
Past Due 31-60 days	10,885,922.43	612
Past Due 61-90 days	3,500,832.97	183
Past Due 91 + days	1,088,822.76	56

Total	15,475,578.16	851

Total 31+ Delinquent as % Ending Pool Balance	1.85%

Recoveries	1,007,270.73

Aggregate Net Losses-November 2007	1,006,855.60

Overcollateralization Target Amount	11,311,052.34
Actual Overcollateralization	11,311,052.34

Weighted Average APR, Yield Adjusted	8.69%
Weighted Average Remaining Term	52.28

Flow of Funds	$ Amount
Collections	33,313,346.45
Advances	19,028.80
Investment Earnings on Cash Accounts	145,218.80
Servicing Fee	(738,428.12)
Interest Rate Swap Receipt	—

Available Funds	32,739,165.93

Distributions of Available Funds
(1) Monthly Swap Payment Amount	62,991.02
(2) Class A Interest	3,519,905.31
(3) First Priority Principal Distributable Amount	0.00
(4) Class B Interest	137,639.63
(5) Second Priority Principal Distributable Amount	16,707,655.79
(6) Required Reserve Account	0.00
(7) Noteholders’ Principal Distributable	11,311,052.34
(8) Distribution to Certificateholders	999,921.84

Total Distributions of Available Funds	32,739,165.93

Servicing Fee	738,428.12
Unpaid Servicing Fee	-

Note Balances & Note Factors	$ Amount

Original Class A	1,100,000,000.00
Original Class B	31,105,000.00

Total Class A & B
Note Balance @ 11/15/07	851,469,396.37
Principal Paid	28,018,708.13
Note Balance @ 12/17/07	823,450,688.24

Class A-1
Note Balance @ 11/15/07	0.00
Principal Paid	0.00
Note Balance @ 12/17/07	0.00
Note Factor @ 12/17/07	0.0000000%

Class A-2
Note Balance @ 11/15/07	251,364,396.37
Principal Paid	28,018,708.13
Note Balance @ 12/17/07	223,345,688.24
Note Factor @ 12/17/07	77.5505862%

Class A-3
Note Balance @ 11/15/07	236,000,000.00
Principal Paid	-
Note Balance @ 12/17/07	236,000,000.00
Note Factor @ 12/17/07	100.0000000%

Class A-4
Note Balance @ 11/15/07	333,000,000.00
Principal Paid	-
Note Balance @ 12/17/07	333,000,000.00
Note Factor @ 12/17/07	100.0000000%

Class B
Note Balance @ 11/15/07	31,105,000.00
Principal Paid	-
Note Balance @ 12/17/07	31,105,000.00
Note Factor @ 12/17/07	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	3,657,544.94
Total Principal Paid	28,018,708.13

Total Paid	31,676,253.07

Class A-1
Coupon	5.32000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	5.32000%
Interest Paid	1,114,382.16
Principal Paid	28,018,708.13

Total Paid to A-2 Holders	29,133,090.29

Class A-3
Coupon	5.23000%
Interest Paid	1,028,566.67
Principal Paid	0.00

Total Paid to A-3 Holders	1,028,566.67

Class A-4
Coupon	4.65188%
Interest Paid	1,376,956.48
Principal Paid	0.00

Total Paid to A-4 Holders	1,376,956.48

Class B
Coupon	5.31000%
Interest Paid	137,639.63
Principal Paid	0.00

Total Paid to B Holders	137,639.63

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	3.2336034
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.7710939

Total Distribution Amount	28.0046973

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	3.8693825
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	97.2871810

Total A-2 Distribution Amount	101.1565635

A-3 Interest Distribution Amount	4.3583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	4.3583333

A-4 Interest Distribution Amount	4.1350044
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.1350044

B Interest Distribution Amount	4.4250002
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	4.4250002

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	596.30
Noteholders’ Principal Distributable Amount	403.70

Account Balances	$ Amount

Advances
Balance as of 10/31/07	202,118.73
Balance as of 11/30/07	221,147.53
Change	19,028.80

Reserve Fund
Balance as of 10/31/07	2,840,099.85
Investment Earnings	11,539.87
Prior Month’s Investment Earnings paid	(12,336.77)
Withdrawal	0.00
Balance as of 11/30/07	2,839,302.95
Change	(796.90)

Reserve Fund Requirement	2,827,763.08